Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 USDPerAds	Dec. 31, 2011	Dec. 31, 2010 USDPerAds	Dec. 31, 2010
Dividends
Cash dividend approved by the board of directors (in dollars per share)	0.25	0.25	0.25	0.25
Cash dividend		$ 20,209,842		$ 20,081,057